Share-Based Compensation	12 Months Ended
Apr. 30, 2023
Share Based Payment Arrangements [Abstract]
Share-Based Compensation

31.	SHARE-BASED COMPENSATION
On August 3, 2020, the Company granted
38,710
shares of Class A ordinary shares, which has a vesting period of
3 years
, to an employee of the Company. The grant date fair value of the Class A ordinary shares is determined based on recent transaction price of the Company’s equity share.
On July 31, 2021, the Company granted
17,540
restricted shares units of Class A ordinary shares (“RSUs”) to an employee of the Company. The RSUs granted have a vesting period of three years of employment services with the first one-third vesting on the first anniversary from grant date, and the remaining two third vesting on an annual basis over a two-year period ending on the third anniversary of the grant date. The grant date fair value of the RSUs is determined based on recent transaction price of the Company’s equity share.
On September 3, 2021, PolicyPal, a subsidiary of the Company, granted 5,827 ordinary shares of PolicyPal to its employees. The shares granted were vested immediately. The grant date fair value of the ordinary shares of PolicyPal are determined based on recent transaction price of PolicyPal’s equity shares.
The non-vested shares and RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right. In the event a non-vested shareholder’s employment for the Group is terminated for any reason prior to the third anniversary of the grant date, the holder’s right to the non-vested shares and RSUs will terminate effectively. The outstanding non-vested shares and RSUs shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.
For the years ended April 30, 2021, 2022 and 2023, the non-vested shares and RSUs movement was as follows:

	Non-vested RSUs of the Company outstanding	Non-vested shares outstanding
		Class A ordinary shares of the Company	Ordinary shares of PolicyPal
At May 1, 2021	—	38,710	—
Grant	17,540	—	5,827
Vested	—	—	(5,827)

At April 30, 2022	17,540	38,710	—
Vested	(5,847)	—	—

At April 30, 2023	11,693	38,710	—

The aggregate fair value of the restricted shares and RSUs at grant dates was US$481 and US$737 for the years ended April 30, 2021 and 2022, respectively.

The share-based payment expense amounted to US$120, US$1,138 and US$244 was recognized in the consolidated financial statements during the years ended April 30, 2021, 2022 and 2023, respectively.
As of April 30, 2023 there was US$147 unrecognized compensation cost related to non-vested shares and RSUs which is expected to be recognized over a weighted average vesting period of one year.